Income Taxes - Income Tax Benefit (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal U.S.			$ (14)	$ 14
State and local			889	110	$ 2
Foreign			(36)	117	(1)
Total current provision for income taxes			839	241	1
Deferred and other:
State and local				(223)
Foreign			(55)	(333)	(77)
Total deferred benefit for income taxes	$ 601	$ (225)	(55)	(556)	(77)
Total income tax expense (benefit)	$ 803	$ (39)	$ 784	$ (315)	$ (76)